Income Tax	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAX

NOTE 11 – INCOME TAX

The United States of America

Logiq, Inc. is incorporated in the State of Delaware in the U.S., and is subject to a gradual U.S. federal corporate income tax of 21%. The Company generated no taxable income for the three months ended June 30, 2022 and 2021, which, had the Company generated any taxable income, would have been subject to U.S. federal corporate income tax rate of 21% and 34%, respectively.

	As of June 30, 2022	As of December 31, 2021
U.S. statutory tax rate	21.00%	21.00%
Effective tax rate	21.00%	21.00%

As of June 30, 2022, the Company does not have any deferred tax assets.

History of Deferred tax assets

Potential benefits of income tax losses have not been recognized in these financial statements because the Company cannot be assured that it is more likely-than-not it will utilize the net operating losses carried forward in future years.

Income tax recovery differs from what would be expected by applying the effective rates to net income (loss) as follows:

	As of June 30,	As of December 31,
	2015	2014

Net Profit/(Loss) for the year	$733,721	$(255,693)
Statutory and effective tax rates	39.8%	39.8%

Expected income tax expenses (recovery) based on effective rate	292,201	(101,765)
Tax losses carryforward deferred	(292,201)	101,765
Corporate Income Tax expenses (recovery) recognized in the accounts	-	-

The Company has accumulated net operating losses totaling $2,619,205 (2014: 3,352,926) for income tax purposes which expire starting in 2032. The components of the net deferred tax asset at December 31, 2015 and 2014 and the statutory tax rate, the effective tax rate and the amount of the valuation allowance are scheduled below:

	As of June 30,	As of December 31,
	2015	2014

Net operating loss carryforward	$2,619,205	$3,352,926
Accruals and reserves	-	-
	2,619,205	3,352,926
Statutory tax rate	39.8%	39.8%
Deferred tax assets	1,042,444	1,334,465
Valuation allowance	(1,042,444)	(1,334,465)
Net deferred tax asset	-	-

NOTE 12 – INCOME TAX

The United States of America

Logiq, Inc. is incorporated in the State of Delaware in the U.S., and is subject to a gradual U.S. federal corporate income tax of 21%. The Company generated no taxable income for the year ended December 31, 2021 and 2020, and which is subject to U.S. federal corporate income tax rate of 21% and 21%, respectively.

	As of December 31, 2021	As of December 31, 2020
U.S. statutory tax rate	21.00%	21.00%
Effective tax rate	21.00%	21.00%

DATALogiq business segment (Logiq, Inc. (Nevada) formerly known as Origin8, Inc.)

As of December 31, 2021, this company does not have any deferred tax asset.